Short-term bank loan (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term bank loan
Current maturities of long-term bank loans	$ 155	$ 200
Long-term bank borrowings	6,255	0
Loans Payable to Bank, Total	$ 6,410	$ 200